Fair value (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2013 and 2014, including those for which the MHFG Group has elected the fair value option, are summarized below:

2013	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	4,651	49	—	4,700
Japanese local government bonds	—	125	—	125
U.S. Treasury bonds and federal agency securities	5,777	306	—	6,083
Other foreign government bonds	2,235	194	—	2,429
Agency mortgage-backed securities	2,055	596	—	2,651
Residential mortgage-backed securities	—	—	100	100
Commercial mortgage-backed securities	—	3	91	94
Certificates of deposit and commercial paper	—	1,318	—	1,318
Corporate bonds and other	50	1,176	417	1,643
Equity securities	622	503	71	1,196
Derivatives:
Interest rate contracts	7	10,319	24	10,350
Foreign exchange contracts	5	3,066	28	3,099
Equity-related contracts	45	114	23	182
Credit-related contracts	—	30	29	59
Other contracts	—	18	20	38
Available-for-sale securities:
Japanese government bonds	29,198	1,585	—	30,783
Japanese local government bonds	—	244	—	244
U.S. Treasury bonds and federal agency securities	178	—	—	178
Other foreign government bonds	334	264	—	598
Agency mortgage-backed securities	144	862	—	1,006
Residential mortgage-backed securities	—	150	292	442
Commercial mortgage-backed securities	—	—	250	250
Japanese corporate bonds and other debt securities	—	2,000	215	2,215
Foreign corporate bonds and other debt securities	12	345	202	559
Equity securities (marketable)	2,975	164	—	3,139
Other investments	1	—	75	76

Total assets measured at fair value on a recurring basis (2)	48,289	23,431	1,837	73,557

Liabilities:
Trading securities sold, not yet purchased	3,338	182	—	3,520
Derivatives:
Interest rate contracts	8	9,997	13	10,018
Foreign exchange contracts	4	2,968	11	2,983
Equity-related contracts	51	110	16	177
Credit-related contracts	—	35	9	44
Other contracts	—	8	19	27
Long-term debt (3)	—	171	381	552

Total liabilities measured at fair value on a recurring basis	3,401	13,471	449	17,321

2014	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	3,360	50	—	3,410
Japanese local government bonds	—	74	—	74
U.S. Treasury bonds and federal agency securities	3,541	486	—	4,027
Other foreign government bonds	2,567	274	—	2,841
Agency mortgage-backed securities	1,390	364	—	1,754
Residential mortgage-backed securities	—	—	78	78
Commercial mortgage-backed securities	—	2	91	93
Certificates of deposit and commercial paper	—	969	—	969
Corporate bonds and other	38	1,671	413	2,122
Equity securities	714	579	60	1,353
Derivatives:
Interest rate contracts	43	7,997	24	8,064
Foreign exchange contracts	6	2,331	17	2,354
Equity-related contracts	60	124	13	197
Credit-related contracts	—	28	21	49
Other contracts	1	18	4	23
Available-for-sale securities:
Japanese government bonds	20,912	1,144	—	22,056
Japanese local government bonds	—	245	—	245
U.S. Treasury bonds and federal agency securities	154	—	—	154
Other foreign government bonds	280	441	—	721
Agency mortgage-backed securities	105	856	—	961
Residential mortgage-backed securities	—	112	220	332
Commercial mortgage-backed securities	—	—	161	161
Japanese corporate bonds and other debt securities	—	1,858	170	2,028
Foreign corporate bonds and other debt securities	1	427	141	569
Equity securities (marketable)	3,348	74	—	3,422
Other investments	2	—	69	71

Total assets measured at fair value on a recurring basis (2)	36,522	20,124	1,482	58,128

Liabilities:
Trading securities sold, not yet purchased	3,862	488	—	4,350
Derivatives:
Interest rate contracts	42	7,846	7	7,895
Foreign exchange contracts	5	2,340	6	2,351
Equity-related contracts	58	108	12	178
Credit-related contracts	—	30	4	34
Other contracts	1	12	4	17
Long-term debt (3)	—	157	501	658

Total liabilities measured at fair value on a recurring basis	3,968	10,981	534	15,483

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts include the investments measured at the NAV per share at March 31, 2013 and 2014, of ¥715 billion and ¥649 billion, respectively, of which ¥667 billion and ¥612 billion, respectively, are classified in Level 2, and ¥48 billion and ¥37 billion, respectively, are classified in Level 3. The amounts of unfunded commitments related to these investments at March 31, 2013 and 2014 were ¥24 billion and ¥23 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2013 and 2014:

2013	April 1, 2012	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2013	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage- backed securities	159	17	(2)	—		—	—	2	(7)	—	(71)	100	6
Commercial mortgage- backed securities	26	1	(2)	—		—	—	72	(1)	—	(7)	91	—
Corporate bonds and other	355	72	(2)	—		14	(8)	609	(544)	—	(81)	417	42
Equity securities	82	4	(2)	—		3	(3)	10	(25)	—	—	71	(1)
Derivatives, net (1):
Interest rate contracts	(10)	16	(2)	—		—	—	—	—	—	5	11	16
Foreign exchange contracts	37	(18	)(2)	—		—	(8)	—	—	—	6	17	(21)
Equity-related contracts	22	(10	)(2)	—		—	—	—	—	—	(5)	7	(10)
Credit-related contracts	23	(6	)(2)	—		(1)	1	—	—	—	3	20	(5)
Other contracts	15	—	(2)	—		—	(14)	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage- backed securities	348	—	(3)	6	(4)	—	—	29	(1)	—	(90)	292	—
Commercial mortgage- backed securities	330	2	(3)	12	(4)	—	—	31	(16)	—	(109)	250	(5)
Japanese corporate bonds and other debt securities	226	—	(3)	1	(4)	—	—	95	—	—	(107)	215	—
Foreign corporate bonds and other debt securities	236	4	(3)	6	(4)	—	—	28	(4)	—	(68)	202	—
Other investments	189	12	(3)	—		—	—	6	(49)	—	(83)	75	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	(1)	(41)	42	—	—	—	—
Long-term debt	460	(26	)(5)	—		4	(175)	—	—	142	(76)	381	(24)

2014	April 1, 2013	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2014	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	100	10	(2)	—		—	—	—	(4)	—	(28)	78	7
Commercial mortgage-backed securities	91	5	(2)	—		—	—	—	—	—	(5)	91	4
Corporate bonds and other	417	55	(2)	—		4	(12)	503	(442)	—	(112)	413	35
Equity securities	71	6	(2)	—		—	—	8	(24)	—	(1)	60	—
Derivatives, net (1):
Interest rate contracts	11	6	(2)	—		(1)	—	—	—	—	1	17	11
Foreign exchange contracts	17	(3	)(2)	—		—	—	—	—	—	(3)	11	5
Equity-related contracts	7	(6	)(2)	—		—	—	—	—	—	—	1	(7)
Credit-related contracts	20	(6	)(2)	—		—	1	—	—	—	2	17	(6)
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	292	(1	)(3)	5	(4)	—	—	5	(9)	—	(72)	220	—
Commercial mortgage-backed securities	250	5	(3)	(2	)(4)	—	—	36	(18)	—	(110)	161	(1)
Japanese corporate bonds and other debt securities	215	—	(3)	—	(4)	—	(30)	60	(1)	—	(74)	170	—
Foreign corporate bonds and other debt securities	202	8	(3)	(1	)(4)	7	—	—	—	—	(75)	141	—
Other investments	75	(2	)(3)	—		—	(2)	7	(2)	—	(7)	69	(2)

Liabilities:
Long-term debt	381	4	(5)	—		1	(1)	—	—	197	(73)	501	5

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2013 and 2014.

Quantitative Information About Level Three Fair Value Measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2013 and 2014:

2013

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	392	Discounted cash flow	Prepayment rate	0%–24%
		Price-based	Default rate	0%–5%
			Recovery rate	70%–100%
			Discount margin	7bps–2,616bps

Commercial mortgage-backed securities	341	Discounted cash flow	Discount margin	9bps–3,929bps
Price-based

Corporate bonds and other debt securities	834	Discounted cash flow	Prepayment rate (1)	0%–43%
		Price-based	Default rate (1)	0%–8%
			Recovery rate (1)	15%–85%
			Discount margin (1)	0bps–4,918bps

			Discount margin (2)	0bps–1,232bps

Derivatives, net:
Interest rate contracts	11	Internal valuation model (3)	IR – IR correlation	42%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	17	Internal valuation model (3)	FX – IR correlation	36%–55%
			FX – FX correlation	55%–55%
			FX volatility	16%–26%
			Default rate (4)	0%–63%

Equity-related contracts	7	Internal valuation model(3)	Equity – IR correlation	0%–60%
			Equity – FX correlation	0%–70%
			Equity volatility	14%–48%

Credit-related contracts (5)	20	Internal valuation model (3)	Default rate	0%–67%
			Credit correlation	2%–100%

Long-term debt	381	Internal valuation model (3)	IR – IR correlation	42%–100%
			FX – IR correlation	36%–55%
			FX – FX correlation	55%–55%
			Equity – IR correlation	0%–60%
			Equity volatility	18%–48%
			Default rate	0%–10%
			Credit correlation	2%–100%

2014

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	298	Discounted cash flow	Prepayment rate	1%–24%
		Price-based	Default rate	0%–4%
			Recovery rate	70%–100%
			Discount margin	8bps–2,002bps

Commercial mortgage-backed securities	252	Discounted cash flow	Discount margin	17bps – 3,441bps
Price-based

Corporate bonds and other debt securities	724	Discounted cash flow	Prepayment rate (1)	0%–42%
		Price-based	Default rate (1)	0%–9%
			Recovery rate (1)	15%–75%
			Discount margin (1)	12bps–1,725bps

			Discount margin (2)	-122bps–1,303bps

Derivatives, net:
Interest rate contracts	17	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	11	Internal valuation model (3)	FX – IR correlation	28%–52%
			FX – FX correlation	55%–55%
			FX volatility	14%–25%
			Default rate (4)	0%–63%

Equity-related contracts	1	Internal valuation model (3)	Equity – IR correlation	0%–60%
			Equity – FX correlation	0%–70%
			Equity volatility	18%–35%

Credit-related contracts (5)	17	Internal valuation model (3)	Default rate	0%–47%
			Credit correlation	1%–100%

Long-term debt	501	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	28%–52%
			FX – FX correlation	55%–55%
			Equity – IR correlation	0%–60%
			Equity – FX correlation	0%–70%
			Equity volatility	13%–37%
			Default rate	0%–5%
			Credit correlation	19%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analysis.
(5)	The majority of the fair value of credit derivatives in Level 3 relates to credit derivatives economically hedging the credit risk in certain securitization products. The unobservable inputs of these credit derivatives have already been included in the unobservable inputs related to Trading securities and Available-for-sale securities disclosed above.

IR = Interest rate

FX = Foreign exchange

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2013 and 2014.

2013	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	222	—	—	222	343
Loans held-for-sale	5	—	5	—	5
Other investments	11	—	—	11	16
Premises and equipment—net	1	—	—	1	5

Total assets at fair value on a nonrecurring basis	239	—	5	234	369

2014	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	208
Loans held-for-sale	33	—	—	33	34
Other investments	5	—	—	5	6
Premises and equipment—net	1	—	—	1	2
Goodwill	—	—	—	—	4

Total assets at fair value on a nonrecurring basis	163	—	—	163	254

Fair Value, by Balance Sheet Grouping

The following table shows the carrying amounts and fair values at March 31, 2013 and 2014, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”) :

	2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	27,583	27,583	903	26,680	—
Investments	3,000	3,020	3,020	—	—
Loans, net of allowance for loan losses (Note)	69,028	70,261	—	—	70,261

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048	48,048	12,796	35,252	—
Interest-bearing deposits	87,247	87,210	34,596	52,614	—
Due to trust accounts	619	619	—	619	—
Other short-term borrowings	6,724	6,723	—	6,723	—
Long-term debt	8,235	8,598	—	7,967	631

	2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	34,563	34,563	1,437	33,126	—
Investments	4,040	4,058	4,058	—	—
Loans, net of allowance for loan losses (Note)	72,801	73,975	—	—	73,975

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	44,124	44,124	13,543	30,581	—
Interest-bearing deposits	88,744	88,705	37,394	51,311	—
Due to trust accounts	742	742	—	742	—
Other short-term borrowings	6,024	6,024	—	6,024	—
Long-term debt	9,176	9,441	—	8,600	841

Note: Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.